Discontinued operations - Narratives (Details) - CAD ($) $ in Thousands					12 Months Ended
	Jul. 31, 2025	Jul. 10, 2025	Jun. 05, 2025	May 23, 2025	Dec. 31, 2025	Dec. 31, 2024
Discontinued operations
Derecognition of derivative liabilities					$ 6,154	$ 52,944
Gain on disposal					(288,796)	49,430
Discontinued operations
Discontinued operations
Derecognition of derivative liabilities					11,047
Gain on disposal					(288,796)	$ 49,430
Book value of the net assets disposed					$ 476,464
Saskatchewan
Discontinued operations
Net proceeds from sale of discontinued operations		$ 392,600
Impairment loss				$ 230,900
Derecognition of derivative liabilities		11,000
Gain on disposal		2,500
Book value of the net assets disposed		$ 379,000
United States
Discontinued operations
Net proceeds from sale of discontinued operations	$ 90,900
Impairment loss			$ 141,500
Gain on disposal	(6,500)
Contingent payments adjusted to net proceeds from disposal	7,000
Book value of the net assets disposed	$ 97,500